Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease
Schedule of supplemental information related to leases

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	168,192	139,019	19,580

Current portion of lease liabilities	84,358	61,826	8,708
Non-current portion of lease liabilities	83,171	76,533	10,779
Total operating lease liabilities	167,529	138,359	19,487

Weighted average remaining lease term (years)	2.32	2.70
Weighted average discount rate	4.55%	4.73%

Schedule of future minimum lease payments

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Within 1 year	88,780	68,308	9,619
Between 1 and 2 years	65,378	43,221	6,088
Between 2 and 3 years	18,153	25,312	3,565
Between 3 and 4 years	3,845	13,334	1,878
Between 4 and 5 years	817	—	—
Total lease payment	176,973	150,175	21,150
Less imputed interest	(9,444)	(11,816)	(1,663)
Total	167,529	138,359	19,487